Share-Based Compensation (Changyou 2014 Share Incentive Plan, Narrative) (Details) (Changyou 2014 Share Incentive Plan [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Nov. 02, 2014	Jun. 27, 2014
Class A ordinary shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved		6,000,000	2,000,000
Class A restricted share units [Member] | Certain employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Accumulated restricted share units granted	2,416,000
Vesting period commencing on grant date	4 years
Number of RSU converted to options	2,400,000
Exercise price	$ 0.01
Share-based compensation expense	$ 2,600,000
Unrecognized compensation expenses	27,900,000
Weighted average period over which unrecognized compensation expected to be recognized	1 year 3 months 29 days
Fair value of restricted stock units, vested	$ 0